Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002

Dear Shareholder:
During the year ended December 31, 2002, U.S. economic growth was positive but disappointing. The pattern of the recovery was choppy and most economic indicators fluctuated between strength and weakness. Consumer spending remained the economy's best-performing sector. Mortgage refinancings and low- to no-cost auto loans helped keep Americans buying. At year end, however, consumer confidence began to wane as unemployment matched its eight-year high and the threat of war with Iraq rose. In early November, to improve growth prospects, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

Overall, the direction of the fixed-income markets generally followed the lead of the economy. When the economy gained strength in the first few months of 2002, a general consensus developed that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus had shifted to favoring bonds, as soft labor markets, slow capital-spending, corporate ethics scandals and geopolitical turmoil caused a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral to one of easing in August. Bond market expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a brief downdraft in bond prices. Renewed concerns about the economy and the growing prospect of war with Iraq again helped bond prices rally by year-end.

Municipal Market Conditions
The economic environment and unsettled equity markets drove municipal yields to levels last seen in the 1960s. During 2002, the yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March, to a low of
4.74 percent in September. The index yield stood at 4.87 percent at the end of December 2002. Throughout the year, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years averaged 350 basis points. Yields on California tax-exempt bonds averaged 10 basis points lower than national levels.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge for the relative value of municipals. A declining yield ratio indicates that municipal yields have become richer. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March 2002. Municipal prices lagged the summer rally in Treasuries and the ratio moved above 100 percent. Yields on long-term municipals continued to exceed U.S. Treasuries in the fourth quarter of 2002. This anomaly indicated the attractiveness of municipals relative to Treasuries.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002 CONTINUED

In 2002, long-term municipal volume increased 24 percent to a record $357 billion as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. Refunding issues represented almost one-quarter of the total. Bond insurance credit enhancements had a 49 percent market share. In California, volume surged with the long awaited sale of $6.3 billion California Department of Water Resources bonds to reimburse the state for electric purchases made during the 2001 power crisis. This issuance, the largest issue in municipal market history, increased California's share of total volume to 14 percent.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-Year Bond Yields 1993-2002

                INSURED            U.S.         INSURED MUNICIPAL YIELDS/
            MUNICIPAL YIELDS  TREASURY YIELDS  U.S. TREASURY YIELDS (RATIO)
12/31/92               6.30%            7.39%                        85.25%
3/31/93                6.00%            6.92%                        86.71%
6/30/93                5.65%            6.67%                        84.71%
9/30/93                5.35%            6.02%                        88.90%
12/31/93               5.40%            6.34%                        85.17%
3/31/94                6.40%            7.09%                        90.27%
6/30/94                6.50%            7.61%                        85.41%
9/30/94                6.55%            7.81%                        83.87%
12/30/94               6.75%            7.88%                        85.66%
3/31/95                6.15%            7.43%                        82.77%
6/30/95                6.10%            6.62%                        92.15%
9/29/95                5.95%            6.48%                        91.82%
12/29/95               5.35%            5.94%                        90.07%
3/29/96                5.85%            6.66%                        87.84%
6/28/96                5.90%            6.89%                        85.63%
9/30/96                5.70%            6.93%                        82.25%
12/31/96               5.60%            6.63%                        84.46%
3/31/97                5.90%            7.10%                        83.10%
6/30/97                5.60%            6.78%                        82.60%
9/30/97                5.40%            6.40%                        84.38%
12/31/97               5.15%            5.92%                        86.99%
3/31/98                5.25%            5.93%                        88.53%
6/30/98                5.20%            5.65%                        92.04%
9/30/98                4.95%            5.00%                        99.00%
12/31/98               5.05%            5.10%                        99.02%
3/31/99                5.15%            5.63%                        91.47%
6/30/99                5.47%            5.96%                        91.78%
9/30/99                5.83%            6.05%                        96.36%
12/31/99               5.97%            6.48%                        92.13%
3/31/2000              5.82%            5.83%                        99.83%
6/30/2000              5.84%            5.90%                        98.98%
9/30/2000              5.74%            5.89%                        97.45%
12/31/2000             5.27%            5.46%                        96.52%
3/31/2001              5.26%            5.44%                        96.69%
6/30/2001              5.35%            5.76%                        92.88%
9/30/2001              5.20%            5.42%                        95.94%
12/31/2001             5.36%            5.47%                        97.99%
3/31/2002              5.43%            5.80%                        93.62%
6/30/2002              5.27%            5.51%                        95.64%
9/30/2002              4.74%            4.67%                       101.50%
12/31/2002             4.87%            4.76%                       102.31%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance
For the year ended December 31, 2002, Morgan Stanley California Tax-Free Income Fund Class A, B, C and D shares returned 8.37 percent, 8.13 percent, 7.59 percent and 8.41 percent, respectively. The Fund underperformed the Lehman Brothers Municipal Bond Index (Lehman Index), which returned 9.60 percent. The index is more heavily weighted toward short- and intermediate-term securities and its return does not include expenses. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002 CONTINUED

TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGE WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Portfolio Structure
The Fund's net assets of $804 million were diversified among 13 long-term sectors and 71 credits. At the end of December, average modified duration, a measure of sensitivity to interest-rate changes, was 6.3 years versus 7 years a year earlier. Generally, a portfolio with a longer duration will have greater price volatility. The portfolio's average maturity was 17 years. Credit quality remained high with over 75 percent of the long-term portfolio rated AA or better. The accompanying charts provide current information on the portfolio's credit ratings, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

Looking Ahead
We expect that low interest rates, fiscal stimulus and other favorable fundamental conditions should support improved economic growth this year. There is a risk that the prospect of war with Iraq will curb economic activity. However, we believe that the Federal Reserve remains willing and able to further ease monetary policy should growth remain below potential.

In our view, the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage. We anticipate that the Fund will maintain a shorter-than-average duration to guard against the possibility of rising interest rates induced by economic recovery.

We appreciate your ongoing support of Morgan Stanley California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002  CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 2002
(% OF NET ASSETS)

WATER & SEWER       20%
TRANSPORTATION      19%
GENERAL OBLIGATION  12%
ELECTRIC            10%
TAX ALLOCATION       9%
REFUNDED             9%
HOSPITAL             7%
PUBLIC FACILITIES    5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA  72%
Aa or AA     6%
A or A      13%
Baa or BBB   8%
Ba or BB     1%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)
WEIGHTED AVERAGE MATURITY: 17 YEARS

1-5 YEARS     9.9%
5-10 YEARS    9.2%
10-15 YEARS  19.0%
15-20 YEARS  27.7%
20-30 YEARS  32.3%
30 + YEARS    1.9%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002  CONTINUED

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                               DECEMBER 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS YEARS BONDS CALLABLE

2003   13%
2004    6%
2005    9%
2006    5%
2007    6%
2008   16%
2009    3%
2010    2%
2011   15%
2012+  25%

COST (BOOK) YIELD*
WEIGHTED AVERAGE BOOK YIELD: 6%

2003   5.7%
2004   6.4%
2005   7.0%
2006   6.1%
2007   6.2%
2008   5.3%
2009   5.2%
2010   6.2%
2011   5.1%
2012+  5.5%

* COST OR BOOK YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 5.7% ON 13% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Tax-Free Income Fund
ANNUAL HOUSEHOLDING NOTICE / / DECEMBER 31, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley California Tax-Free Income Fund
FUND PERFORMANCE / / DECEMBER 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

                      FUND     LEHMAN(4)
December 31, 1992     $10,000    $10,000
December 31, 1993     $11,097    $11,228
December 31, 1994     $10,435    $10,648
December 31, 1995     $11,996    $12,507
December 31, 1996     $12,371    $13,060
December 31, 1997     $13,300    $14,261
December 31, 1998     $14,050    $15,185
December 31, 1999     $13,489    $14,873
December 31, 2000     $15,147    $16,611
December 31, 2001     $15,686    $17,462
December 31, 2002  $16,961(3)    $19,139

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                             AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED DECEMBER 31, 2002
 -----------------------------------------------------------------------------------------------------------------------
                      CLASS A SHARES*                                             CLASS B SHARES**
 ----------------------------------------------------------  -----------------------------------------------------------
 1 Year                     8.37%(1)         3.77%(2)        1 Year                      8.13%(1)         3.13%(2)
 5 Years                    5.07%(1)         4.16%(2)        5 Years                     4.98%(1)         4.66%(2)
 Since Inception (7/28/97)  5.20%(1)         4.36%(2)        10 Years                    5.43%(1)         5.43%(2)

                        CLASS C SHARES+                                                 CLASS D SHARES++
 --------------------------------------------------------------  ---------------------------------------------------------------
 1 Year                       7.59%(1)           6.59%(2)        1 Year                        8.41%(1)
 5 Years                      4.56%(1)           4.56%(2)        5 Years                       5.30%(1)
 Since Inception (7/28/97)    4.72%(1)           4.72%(2)        Since Inception (7/28/97)     5.48%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2002.
(4) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST BAA OR BBB BY MOODY'S INVESTORS
     SERVICE, INC. OR STANDARD & POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002

PRINCIPAL
AMOUNT IN                                   COUPON            MATURITY
THOUSANDS                                    RATE               DATE                 VALUE

----------------------------------------------------------------------------------------------

           California Tax-Exempt Municipal Bonds (95.4%)
           GENERAL OBLIGATION (12.2%)
           California,
$  5,000    Ser 1990.....................   7.00%                       08/01/07  $  5,890,900
   5,000    Ser 1990.....................   7.00                        08/01/08     5,964,800
   2,000    Veterans Ser AT..............   9.50                        02/01/10     2,754,400
  10,000    Ser 2002.....................   5.25                        02/01/11    10,911,300
   2,400    Veterans Ser BH (AMT)
             (FSA).......................   5.40                        12/01/16     2,532,480
   5,000    Various Purpose dtd 04/01/93
             (FSA).......................   5.50                        04/01/19     5,141,250
   5,000    Various Purpose dtd
             04/01/02....................   6.00                        04/01/19     5,838,550
  10,000    Various Purpose Ser 1996
             (Ambac).....................   5.25                        06/01/21    10,423,900
   3,000    Veterans Ser BD, BE & BF
             (AMT) (Ambac)...............   6.375                       02/01/27     3,006,660
   2,500   Carlsbad Unified School
            District, Ser 1997 (FGIC)....   0.00                        11/01/16     1,321,875
           Los Angeles Community College District,
   5,000    2001 Ser A (MBIA)............   5.50                        08/01/20     5,441,650
   5,000    2001 Ser A (MBIA)............   5.50                        08/01/21     5,400,600
  10,000   Los Angeles Unified School
            District, 1997 Ser B
            (FGIC).......................   5.00                        07/01/23    10,219,500
   6,500   North Orange County Community
            College District, Election of
            2002 Ser A (MBIA)............   5.375                       08/01/21     7,025,655
   5,000   Placentia -- Yorba Linda
            United School District, 2002
            Election Ser A (FGIC)........   5.00                        08/01/26     5,091,300
           Puerto Rico,
   8,500    Public Improvement Ser
             1999........................   4.75                        07/01/23     8,347,000
   3,000    Public Improvement Ser 1998 B
             (Secondary MBIA)............   4.875                       07/01/23     3,044,220
--------                                                                          ------------
  92,900                                                                            98,356,040
--------                                                                          ------------
           EDUCATIONAL FACILITIES REVENUE (1.1%)
   5,000   California, Educational
            Facilities Authority,
            University of San Diego Ser
            1998 (Ambac).................   5.00                        10/01/22     5,132,050
   4,000   University of California,
            Multi Purpose Refg Ser 1993 C
            (Ambac)......................   5.125                       09/01/18     4,144,800
--------                                                                          ------------
   9,000                                                                             9,276,850
--------                                                                          ------------
           ELECTRIC REVENUE (9.5%)
  10,000   California State Department of
            Water Resources, Power Supply
            Ser 2002 A...................   5.375                       05/01/21    10,380,800
           Los Angeles Department of Water & Power,
  11,025    Second Issue of 1993
             (Secondary Ambac)...........   5.40                        11/15/13    11,628,950
  25,000    2001 Ser A (FSA).............   5.25                        07/01/22    26,276,250
   1,695    Second Issue of 1993
             (Secondary Ambac)...........   5.375                       09/01/23     1,749,257
   5,000   Northern California Power
            Agency, Hydro 1993 Refg
            Ser A (MBIA).................   5.50                        07/01/16     5,200,600
           Southern California Public Power Authority,
   3,500    Mead-Adelanto 1994 Ser A
             (Ambac).....................   8.47++                      07/01/15     4,177,320
   2,500    Mead-Phoenix 1994 Ser A
             (Ambac).....................   8.47++                      07/01/15     2,983,800
   1,750    Transmission Refg Ser 1988
             (FGIC)......................   0.00                        07/01/06     1,630,563
   2,750    Transmission Refg Ser 2002 A
             (FSA).......................   5.25                        07/01/18     2,985,510
   5,000   Turlock Irrigation District,
            Refg 1998 Ser A (MBIA).......   5.00                        01/01/26     5,070,750

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON             MATURITY
THOUSANDS                                   RATE                DATE                 VALUE

----------------------------------------------------------------------------------------------

           Puerto Rico Electric Power Authority,
$  2,000    Power Ser II (MBIA)..........   5.375%                      07/01/19  $  2,214,240
   2,000    Power Ser X..................   5.50                        07/01/25     2,088,620
--------                                                                          ------------
  72,220                                                                            76,386,660
--------                                                                          ------------
           HOSPITAL REVENUE (6.6%)
   8,000   Antelope Valley Healthcare
            District, Refg Ser 1997 A
            (FSA)........................   5.20                        01/01/20     8,563,920
           California Health Facilities Financing Authority,
   3,000    Scripps Memorial Hospitals
             Ser 1992 A (MBIA)...........   6.375                       10/01/22     3,095,250
   2,500    Sutter/CHS Ser 1996 A
             (MBIA)......................   5.875                       08/15/16     2,840,750
   5,000   California Infrastructure &
            Economic Development Bank,
            Kaiser Hospital Assistance
            Ser 2001 A...................   5.55                        08/01/31     5,153,150
   2,000   California Statewide
            Communities Development
            Authority, Cedars-Sinai
            Medical Center Ser 1992
            COPs.........................   6.50                        08/01/12     2,309,620
  14,000   Duarte, City of Hope National
            Medical Center Ser 1999 A
            COPs.........................   5.25                        04/01/19    13,848,100
   7,500   Madera County, Valley
            Children's Hospital Ser 1995
            COPs (MBIA)..................   6.50                        03/15/15     9,337,425
   4,000   Rancho Mirage Joint Powers
            Financing Authority,
            Eisenhower Medical Center Ser
            1997 A COPs (MBIA)...........   5.25                        07/01/17     4,378,640
   3,000   University of California, UCLA
            Medical Center Refg Ser 1994
            (MBIA).......................   5.50                        12/01/14     3,168,840
--------                                                                          ------------
  49,000                                                                            52,695,695
--------                                                                          ------------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (1.9%)
           California Pollution Control Financing Authority,
   5,000    San Diego Gas & Electric Co
             1996 Ser A..................   5.90                        06/01/14     5,271,800
  10,000    Southern California Edison Co
             1992 Ser B (AMT)............   6.40                        12/01/24     9,930,600
--------                                                                          ------------
  15,000                                                                            15,202,400
--------                                                                          ------------
           MORTGAGE REVENUE -- MULTI-FAMILY (0.3%)
           California Housing Finance
            Agency, Rental II 1992
   2,000    Ser B........................   6.70                        08/01/15     2,042,320
--------                                                                          ------------
           MORTGAGE REVENUE -- SINGLE FAMILY (2.1%)
           California Housing Finance Agency,
   4,805    Home 1995 Ser J (Ambac)......   6.00                        08/01/17     5,042,703
   3,980    Purchase 1995 Ser B-2
             (AMT).......................   6.30                        08/01/24     4,108,435
   2,095    Home 1995 Ser M (AMT)
             (MBIA)......................   6.15                        08/01/27     2,193,067
           California Rural Home Finance Authority,
   1,760    Home 1997 Ser D-CL 5 (AMT)...   6.70                        05/01/29     1,886,685
   2,040    1997 Ser A-2 (AMT)...........   7.00                        09/01/29     2,150,629
   1,140    Home 1998 Ser A (AMT)........   6.35                        12/01/29     1,299,429
--------                                                                          ------------
  15,820                                                                            16,680,948
--------                                                                          ------------
           PUBLIC FACILITIES REVENUE (4.7%)
   4,000   Anaheim Public Financing
            Authority, Sub 1997 Ser C
            (FSA)........................   6.00                        09/01/16     4,821,600
   5,000   Beverly Hills Public Financing
            Authority, 1993 Refg Ser A
            (MBIA).......................   9.792++                     06/01/15     5,294,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON             MATURITY
THOUSANDS                                   RATE                DATE                 VALUE

----------------------------------------------------------------------------------------------

$ 10,000   California Public Works Board,
            Department of Corrections
            Refg 1993 Ser A (Ambac)......   5.00%                       12/01/19  $ 10,872,700
   9,500   Los Angeles County, Public
            Properties Refg of 1987
            COPs.........................   0.00                        04/01/04     9,259,745
   4,000   Sacramento City Financing
            Authority, 2002 Ser A
            (FSA)........................   5.25                        12/01/17     4,395,560
   5,000   Puerto Rico Public Buildings
            Authority, 2002 Ser D
            (Ambac)......................   0.00***                     07/01/31     3,167,150
--------                                                                          ------------
  37,500                                                                            37,810,755
--------                                                                          ------------
           RECREATIONAL FACILITIES REVENUE (0.5%)
   2,000   California State University,
            Fresno Event Center Sr Ser
            2002.........................   6.00                        07/01/26     2,056,900
   2,000   San Diego County, San Diego
            Natural History Museum
            COPs.........................   5.70                        02/01/28     2,036,680
--------                                                                          ------------
   4,000                                                                             4,093,580
--------                                                                          ------------
           TAX ALLOCATION REVENUE (8.7%)
           Garden Grove Community Development Agency,
   5,000    Refg Issue of 1993...........   5.70                        10/01/13     5,146,950
   6,000    Refg Issue of 1993...........   5.875                       10/01/23     6,102,120
           Long Beach Bond Finance Authority,
   3,205    Downtown, North Long Beach
             2002 Ser A (Ambac)..........   5.375                       08/01/19     3,494,187
   2,380    Downtown, North Long Beach
             2002 Ser A (Ambac)..........   5.375                       08/01/20     2,575,231
  25,000   Long Beach Financing
            Authority, Ser 1992
            (Ambac)......................   6.00                        11/01/17    30,207,250
           Pleasanton Joint Powers Financing Authority,
  10,575    Reassessment 1993 Ser A......   6.15                        09/02/12    11,085,561
   1,500    Reassessment 1993 Ser A......   6.20                        09/02/17     1,548,165
  10,000   San Jose Redevelopment Agency,
            Ser 1999 (Ambac).............   4.75                        08/01/23     9,999,600
--------                                                                          ------------
  63,660                                                                            70,159,064
--------                                                                          ------------
           TRANSPORTATION FACILITIES REVENUE (18.9%)
  10,000   Alameda Corridor
            Transportation Authority, Sr
            Lien Ser 1999 A (MBIA).......   5.25                        10/01/21    10,547,600
   4,000   Bay Area Toll Authority, San
            Francisco Bay Area Toll
            Bridge 2001 Ser D............   5.00                        04/01/18     4,215,200
           Foothills/Eastern Transportation Corridor Agency,
   5,000    Toll Road Ser 1999 (MBIA)....   5.125                       01/15/19     5,357,600
  14,000    Toll Road Ser 1999...........   0.00#                       01/15/23     9,702,560
           Long Beach,
   5,000    Harbor Refg Ser 1998 A (AMT)
             (FGIC)......................   6.00                        05/15/17     5,945,500
   3,000    Harbor Refg Ser 1998 A (AMT)
             (FGIC)......................   6.00                        05/15/19     3,548,010
  15,000    Harbor Ser 1995 (AMT)
             (MBIA)**....................   5.25                        05/15/25    15,203,550
  10,000   Los Angeles, Department of
            Airports Refg 1995 Ser A
            (FGIC).......................   5.50                        05/15/09    10,929,000
   5,000   Orange County, Airport Refg
            Ser 1997 (AMT) (MBIA)........   5.50                        07/01/11     5,437,300
           Port of Oakland,
   5,200    Ser 2002 M (FGIC)............   5.25                        11/01/19     5,622,760
   2,000    Ser 2002 M (FGIC)............   5.25                        11/01/20     2,147,620
  15,000   San Diego County Regional
            Transportation Commission,
            Sales Tax 1994 Ser A
            (FGIC).......................   4.75                        04/01/08    16,685,400

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON             MATURITY
THOUSANDS                                   RATE                DATE                 VALUE

----------------------------------------------------------------------------------------------

           San Francisco Airports Commission,
$  4,055    San Francisco Int'l Airport
             Second Ser Refg Issue 4
             (MBIA)......................   6.00%                       05/01/20  $  4,188,166
   4,500    San Francisco Int'l Airport
             Second Ser Issue 15B
             (MBIA)......................   4.50                        05/01/25     4,333,905
   5,000    San Francisco Int'l Airport
             Second Ser Refg Issue 27B
             (FGIC)......................   5.125                       05/01/26     5,124,000
           San Francisco Bay Area Rapid Transit District,
     795    Sales Tax Ser 1995 (FGIC)....   5.50                        07/01/15       870,700
   9,500    Sales Tax Ser 1998 (Ambac)...   4.75                        07/01/23     9,487,650
           San Joaquin Hills Transportation Corridor Agency,
   6,000    Toll Road Refg Ser 1997 A
             (MBIA)......................   0.00                        01/15/15     3,490,800
  10,000    Toll Road Senior Lien Ser
             1993........................   5.00                        01/01/33     9,241,900
  10,000   San Jose, Airport Ser 2001 A
            (FGIC).......................   5.00                        03/01/25    10,167,000
  10,000   Puerto Rico Highway &
            Transportation Authority, Ser
            1998 A.......................   4.75                        07/01/38     9,618,700
--------                                                                          ------------
 153,050                                                                           151,864,921
--------                                                                          ------------
           WATER & SEWER REVENUE (20.3%)
  20,000   California Department of Water
            Resources, Central Valley Ser
            Y (FGIC) (WI)................   5.00                        12/01/25    20,389,800
   8,000   Castaic Lake Water Agency,
            Refg Ser 1994 A COPs
            (MBIA).......................   6.00                        08/01/18     8,686,800
  10,000   Contra Costa Water District,
            Ser G (MBIA).................   5.50                        10/01/19    10,750,200
   5,450   Corona Public Financing
            Authority, Water Ser 1998
            (FGIC).......................   4.75                        09/01/23     5,456,594
  10,000   East Bay Municipal Utility
            District, Water Ser 2001
            (MBIA).......................   5.00                        06/01/26    10,164,400
  10,000   Eastern Municipal Water
            District, Water & Sewer Refg
            Ser 1998 A COPs (FGIC).......   4.75                        07/01/23    10,000,000
  15,000   Los Angeles County Sanitation
            Districts Financing
            Authority, 1993 Ser A........   5.375                       10/01/13    15,744,150
   5,000   Los Angeles Department of
            Water & Power, Water 2001 Ser
            A............................   5.125                       07/01/41     5,060,100
  15,000   Metropolitan Water District of
            Southern California,
            Waterworks 1997 Ser A........   5.00                        07/01/26    15,150,000
  10,000   Sacramento Financing
            Authority, Water & Capital
            Improvement 2001 Ser A
            (Ambac)......................   5.00                        12/01/26    10,164,400
   5,000   San Diego, Water 1998 Ser
            (FGIC).......................   4.75                        08/01/28     4,963,200
   5,000   San Diego County Water
            Authority, Ser 2002 A COPs
            (MBIA).......................   5.00                        05/01/27     5,085,700
  10,000   San Diego Public Facilities
            Authority, Sewer Ser 1993
            A............................   5.25                        05/15/20    10,189,000
           San Francisco Public Utilities Commission,
   5,650    Water 2002 Ser A (MBIA)......   5.00                        11/01/20     5,913,290
  10,000    Water 1996 Ser A.............   5.00                        11/01/21    10,181,500
  15,000    Water Refg Ser A 2001
             (FSA).......................   5.00                        11/01/31    15,191,400
--------                                                                          ------------
 159,100                                                                           163,090,534
--------                                                                          ------------
           REFUNDED (8.6%)
           Foothill/Eastern Transportation Corridor Agency,
  15,000    Toll Road Sr Lien Ser 1995
             A...........................   6.00                       01/01/07+    17,395,800
   4,000    Toll Road Sr Lien Ser 1995
             A...........................   0.00++                     01/01/10+     4,447,280
           Los Angeles Convention & Exhibition Center Authority,
  14,000    Ser 1985 COPs................   9.00                       12/01/05+    17,010,420
  10,000    Ser 1985 COPs**..............   9.00                       12/01/05+    12,150,300
   6,000   San Diego County Water
            Authority, Ser 1991-B COPs
            (MBIA).......................  11.12++                     04/27/06+     8,024,040

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON             MATURITY
THOUSANDS                                   RATE                DATE                 VALUE

----------------------------------------------------------------------------------------------

           Southern California Public Power Authority,
$  5,000    Palo Verde Ser A (Ambac)
             (ETM).......................   5.00%                       07/01/15  $  5,180,450
   5,250    Transmission Refg Ser 1988 A
             (FGIC) (ETM)................   0.00                        07/01/06     4,917,202
--------                                                                          ------------
  59,250                                                                            69,125,492
--------                                                                          ------------
           Total California Tax-Exempt Municipal Bonds
            (COST $707,905,410).................................................   766,785,259
 732,500
--------                                                                          ------------
           Short-Term California Tax-Exempt Municipal Obligations (5.7%)
   6,900   California Health Facilities
            Financing Authority,
            Adventist Health West 1998
            Ser B (MBIA) (Demand
            01/02/03)....................   1.55*                       09/01/28     6,900,000
  22,000   California Statewide Community
            Development Authority,
            University Retirement
            Community at Davis Ser 1998
            COPs (Demand 01/02/03).......   1.43*                       08/15/27    22,000,000
   4,600   Irvine Ranch Water District,
            Ser A (Demand 01/02/03)......   1.43*                       05/01/09     4,600,000
     500   Newport Beach, Hoag
            Memorial/Presbyterian
            Hospital Ser 1992 (Demand
            01/02/03)....................   1.46*                       10/01/22       500,000
           Orange County,
   9,200    Irvine Coast Assessment
             District No 88-1 (Demand
             01/02/03)...................   1.55*                       09/02/18     9,200,000
   2,800    Water District, 1990 Ser B
             COPs (Demand 01/02/03)......   1.43*                       08/15/15     2,800,000
--------                                                                          ------------
           Total Short-Term California Tax-Exempt Municipal Obligations (COST
            $46,000,000)........................................................    46,000,000
  46,000
--------                                                                          ------------

          Total Investments (COST
$778,500   $753,905,410) (a)............      101.1%      812,785,259
========
          Liabilities in Excess of Other
           Assets.......................       (1.1)       (8,806,911)
                                              -----      ------------
          Net Assets....................      100.0%     $803,978,348
                                              =====      ============

---------------------

 AMT  ALTERNATIVE MINIMUM TAX.
 COPS CERTIFICATES OF PARTICIPATION.
 ETM  ESCROWED TO MATURITY.
 WI   SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
  *   CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
 ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH THE PURCHASE OF A "WHEN-ISSUED" SECURITY.
 ***  CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 5.45% ON 7/1/12.
  #   CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 5.85% ON 7/15/09.
 ++   CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 7.15% ON 1/1/05.
  +   PREREFUNDED TO CALL DATE SHOWN.
 ++ CURRENT COUPON RATE FOR RESIDUAL INTEREST BONDS. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SHORT-TERM SECURITY FLUCTUATES.
 (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES.
      THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $58,954,638 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $74,789 RESULTING IN NET UNREALIZED APPRECIATION OF $58,879,849.
 BOND
 INSURANCE:
 AMBAC AMBAC ASSURANCE CORPORATION.
 FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
 FSA  FINANCIAL SECURITY ASSURANCE INC.
 MBIA MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2002

Assets:
Investments in securities, at value
  (cost $753,905,410).............................  $812,785,259
Cash..............................................        38,065
Receivable for:
  Interest........................................    11,163,995
  Investments sold................................     4,251,283
  Shares of beneficial interest sold..............       601,798
Prepaid expenses and other assets.................        29,603
                                                    ------------
    Total Assets..................................   828,870,003
                                                    ------------
Liabilities:
Payable for:
  Investments purchased...........................    19,453,511
  Dividends and distributions to shareholders.....     3,999,482
  Distribution fee................................       466,038
  Shares of beneficial interest redeemed..........       463,485
  Investment management fee.......................       377,033
Accrued expenses and other payables...............       132,106
                                                    ------------
    Total Liabilities.............................    24,891,655
                                                    ------------
    Net Assets....................................  $803,978,348
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $744,918,324
Net unrealized appreciation.......................    58,879,849
Accumulated undistributed net investment income...       493,501
Accumulated net realized loss.....................      (313,326)
                                                    ------------
    Net Assets....................................  $803,978,348
                                                    ============
Class A Shares:
Net Assets........................................   $20,775,460
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     1,639,033
  Net Asset Value Per Share.......................  $      12.68
                                                    ============
  Maximum Offering Price Per Share,
  (NET ASSET VALUE PLUS 4.44% OF NET ASSET
   VALUE).........................................  $      13.24
                                                    ============
Class B Shares:
Net Assets........................................  $682,046,486
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    53,509,187
  Net Asset Value Per Share.......................  $      12.75
                                                    ============
Class C Shares:
Net Assets........................................   $25,824,639
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     2,026,658
  Net Asset Value Per Share.......................  $      12.74
                                                    ============
Class D Shares:
Net Assets........................................   $75,331,763
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     5,926,282
  Net Asset Value Per Share.......................  $      12.71
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2002

Net Investment Income:
Interest Income...................................  $ 43,184,755
                                                    ------------
Expenses
Distribution fee (Class A shares).................        39,497
Distribution fee (Class B shares).................     5,181,999
Distribution fee (Class C shares).................       163,556
Investment management fee.........................     4,362,222
Transfer agent fees and expenses..................       225,902
Shareholder reports and notices...................        79,098
Professional fees.................................        60,793
Custodian fees....................................        33,601
Trustees' fees and expenses.......................        19,841
Other.............................................        39,064
                                                    ------------
    Total Expenses................................    10,205,573

Less: expense offset..............................       (33,451)

Less: distribution fee rebate (Class B shares)....    (2,865,148)
                                                    ------------

    Net Expenses..................................     7,306,974
                                                    ------------

    Net Investment Income.........................    35,877,781
                                                    ------------

Net Realized and Unrealized Gain:
Net realized gain.................................     6,149,149
Net change in unrealized appreciation.............    21,160,505
                                                    ------------

    Net Gain......................................    27,309,654
                                                    ------------

Net Increase......................................  $ 63,187,435
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2002  DECEMBER 31, 2001
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $ 35,877,781       $ 37,334,295
Net realized gain.......................       6,149,149          4,098,160
Net change in unrealized appreciation...      21,160,505        (11,234,920)
                                            ------------       ------------
    Net Increase........................      63,187,435         30,197,535
                                            ------------       ------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................        (849,237)          (700,337)
  Class B shares........................     (30,349,709)       (31,650,961)
  Class C shares........................        (854,240)          (633,358)
  Class D shares........................      (3,701,807)        (4,309,967)
Net realized gain
  Class A shares........................        (168,726)           (53,519)
  Class B shares........................      (5,503,318)        (2,158,767)
  Class C shares........................        (205,844)           (51,838)
  Class D shares........................        (609,510)          (259,843)
                                            ------------       ------------

    Total Dividends and Distributions...     (42,242,391)       (39,818,590)
                                            ------------       ------------

Net decrease from transactions in shares
 of beneficial interest.................     (30,977,572)       (31,037,388)
                                            ------------       ------------

    Net Decrease........................     (10,032,528)       (40,658,443)

Net Assets:
Beginning of period.....................     814,010,876        854,669,319
                                            ------------       ------------

End of Period
(Including accumulated undistributed net
investment income of $493,501 and
$561,824, respectively).................    $803,978,348       $814,010,876
                                            ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002

1. Organization and Accounting Policies
Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002 CONTINUED

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002 CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2002.

For the year ended December 31, 2002, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $2,865,148.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $19,378, $452,898 and $24,257, respectively and received $177,094 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002 CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2002 aggregated $93,535,869 and $156,458,408, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $7,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,232. At December 31, 2002, the Fund had an accrued pension liability of $59,021 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At December 31, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $191,111, paid-in-capital was credited $20,475 and accumulated net realized loss was credited $170,636.

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At December 31, 2002, the Fund held positions in residual interest bonds having a total value of $20,479,160, which represents 2.6% of the Fund's net assets.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002 CONTINUED

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR               FOR THE YEAR
                                          ENDED                      ENDED
                                    DECEMBER 31, 2002          DECEMBER 31, 2001
                                -------------------------  -------------------------
                                  SHARES       AMOUNT        SHARES       AMOUNT
                                ----------  -------------  ----------  -------------
CLASS A SHARES
Sold..........................   1,512,568  $  19,130,260   1,064,720  $  13,227,081
Reinvestment of dividends and
 distributions................      24,313        305,853      19,061        236,955
Redeemed......................  (1,287,894)   (16,262,010)   (681,706)    (8,574,562)
                                ----------  -------------  ----------  -------------
Net increase -- Class A.......     248,987      3,174,103     402,075      4,889,474
                                ----------  -------------  ----------  -------------
CLASS B SHARES
Sold..........................   4,323,553     54,537,774   5,628,970     70,771,756
Reinvestment of dividends and
 distributions................   1,476,631     18,642,590   1,355,467     16,971,366
Redeemed......................  (8,364,080)  (105,528,439) (9,208,029)  (115,653,107)
                                ----------  -------------  ----------  -------------
Net decrease -- Class B.......  (2,563,896)   (32,348,075) (2,223,592)   (27,909,985)
                                ----------  -------------  ----------  -------------
CLASS C SHARES
Sold..........................   1,819,979     22,969,858   1,246,505     15,689,746
Reinvestment of dividends and
 distributions................      54,241        685,522      35,995        450,701
Redeemed......................  (1,195,628)   (15,076,874) (1,090,974)   (13,738,707)
                                ----------  -------------  ----------  -------------
Net increase -- Class C.......     678,592      8,578,506     191,526      2,401,740
                                ----------  -------------  ----------  -------------
CLASS D SHARES
Sold..........................     497,912      6,303,223     139,798      1,763,203
Reinvestment of dividends and
 distributions................     171,997      2,165,228     181,084      2,261,952
Redeemed......................  (1,495,708)   (18,850,557) (1,158,614)   (14,443,772)
                                ----------  -------------  ----------  -------------
Net decrease -- Class D.......    (825,799)   (10,382,106)   (837,732)   (10,418,617)
                                ----------  -------------  ----------  -------------
Net decrease in Fund..........  (2,462,116) $ (30,977,572) (2,467,723) $ (31,037,388)
                                ==========  =============  ==========  =============

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------
                               2002           2001           2000         1999          1998
                           -------------  -------------  -------------  ---------     ---------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $12.34         $12.49         $11.67       $12.75        $12.89
                               ------         ------         ------       ------        ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.57           0.57           0.58         0.58          0.59
  Net realized and
   unrealized gain
   (loss)................        0.44          (0.10)          0.82        (1.06)         0.10
                               ------         ------         ------       ------        ------
Total income (loss) from
 investment operations...        1.01           0.47           1.40        (0.48)         0.69
                               ------         ------         ------       ------        ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.57)         (0.58)         (0.58)       (0.58)        (0.59)
  Net realized gain......       (0.10)         (0.04)        -             (0.02)        (0.24)
                               ------         ------         ------       ------        ------
Total dividends and
 distributions...........       (0.67)         (0.62)         (0.58)       (0.60)        (0.83)
                               ------         ------         ------       ------        ------

Net asset value, end of
 period..................      $12.68         $12.34         $12.49       $11.67        $12.75
                               ======         ======         ======       ======        ======

Total Return+............        8.37%          3.90%         12.17%       (3.91)%        5.50%

Ratios to Average Net
 Assets(1):
Expenses (before expense
 offset).................        0.80%          0.80%          0.83%        0.78 %(2)     0.83%
Net investment income....        4.53%          4.62%          4.80%        4.70 %        4.58%
Supplemental Data:
Net assets, end of
 period, in thousands....     $20,775        $17,147        $12,336       $6,253        $3,788
Portfolio turnover
 rate....................          12%            13%             4%           5 %          20%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                               FOR THE YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------------------
                               2002           2001           2000           1999            1998
                           -------------  -------------  -------------  -------------     ---------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $12.42         $12.57         $11.73         $12.81          $12.92
                               ------         ------         ------         ------          ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.56           0.55           0.57           0.57            0.58
  Net realized and
   unrealized gain
   (loss)................        0.42          (0.11)          0.84          (1.06)           0.13
                               ------         ------         ------         ------          ------
Total income (loss) from
 investment operations...        0.98           0.44           1.41          (0.49)           0.71
                               ------         ------         ------         ------          ------
Less dividends and
 distributions from:
  Net investment
   income................       (0.55)         (0.55)         (0.57)         (0.57)          (0.58)
  Net realized gain......       (0.10)         (0.04)        -               (0.02)          (0.24)
                               ------         ------         ------         ------          ------
Total dividends and
 distributions...........       (0.65)         (0.59)         (0.57)         (0.59)          (0.82)
                               ------         ------         ------         ------          ------
Net asset value, end of
 period..................      $12.75         $12.42         $12.57         $11.73          $12.81
                               ======         ======         ======         ======          ======
Total Return+............        8.13%          3.56%         12.29%         (3.99)%          5.63%

Ratios to Average Net
 Assets(1)(3):
Expenses (before expense
 offset).................        0.93%          1.04%          0.93%          0.91 %(2)       0.95%
Net investment income....        4.40%          4.38%          4.70%          4.57 %          4.46%
Supplemental Data:
Net assets, end of
 period, in thousands....    $682,046       $696,481       $732,668       $761,548        $896,685
Portfolio turnover
 rate....................          12%            13%             4%             5 %            20%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
 (3) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                              EXPENSE              NET INVESTMENT
PERIOD ENDED                   RATIO                INCOME RATIO
-----------------            ---------            ----------------
DECEMBER 31, 2002              1.35%                    3.98%
DECEMBER 31, 2001              1.34%                    4.06%
DECEMBER 31, 2000              1.34%                    4.29%
DECEMBER 31, 1999              1.34%                    4.14%
DECEMBER 31, 1998              1.33%                    4.08%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED DECEMBER 31,
                           -----------------------------------------------------------------
                              2002          2001         2000         1999           1998
                           -----------  ------------  -----------  -----------     ---------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $12.42       $12.57        $11.73       $12.81        $12.92
                              ------       ------        ------       ------        ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.50         0.51          0.52         0.51          0.53
  Net realized and
   unrealized gain
   (loss)................       0.42        (0.11)         0.84        (1.06)         0.13
                              ------       ------        ------       ------        ------
Total income (loss) from
 investment operations...       0.92         0.40          1.36        (0.55)         0.66
                              ------       ------        ------       ------        ------

Less dividends and
 distributions from:
  Net investment
   income................      (0.50)       (0.51)        (0.52)       (0.51)        (0.53)
  Net realized gain......      (0.10)       (0.04)        -            (0.02)        (0.24)
                              ------       ------        ------       ------        ------
Total dividends and
 distributions...........      (0.60)       (0.55)        (0.52)       (0.53)        (0.77)
                              ------       ------        ------       ------        ------

Net asset value, end of
 period..................     $12.74       $12.42        $12.57       $11.73        $12.81
                              ======       ======        ======       ======        ======

Total Return+............       7.59%        3.33%        11.74%       (4.41)%        5.22%

Ratios to Average Net
 Assets(1):
Expenses (before expense
 offset).................       1.35%        1.34%         1.34%        1.34 %(2)     1.33%
Net investment income....       3.98%        4.09%         4.29%        4.14 %        4.08%
Supplemental Data:
Net assets, end of
 period, in thousands....    $25,825      $16,745       $14,534      $13,099        $9,849
Portfolio turnover
 rate....................         12%          13%            4%           5 %          20%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------------
                               2002          2001         2000         1999           1998
                           ------------  ------------  -----------  -----------     ---------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $12.39        $12.53        $11.71      $12.78         $12.92
                              ------        ------        ------      ------         ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.60          0.60          0.61        0.60           0.63
  Net realized and
   unrealized gain
   (loss)................       0.41         (0.10)         0.82       (1.05)          0.10
                              ------        ------        ------      ------         ------
Total income (loss) from
 investment operations...       1.01          0.50          1.43       (0.45)          0.73
                              ------        ------        ------      ------         ------

Less dividends and
 distributions from:
  Net investment
   income................      (0.59)        (0.60)        (0.61)      (0.60)         (0.63)
  Net realized gain......      (0.10)        (0.04)        -           (0.02)         (0.24)
                              ------        ------        ------      ------         ------
Total dividends and
 distributions...........      (0.69)        (0.64)        (0.61)      (0.62)         (0.87)
                              ------        ------        ------      ------         ------

Net asset value, end of
 period..................     $12.71        $12.39        $12.53      $11.71         $12.78
                              ======        ======        ======      ======         ======

Total Return+............       8.41%         4.12%        12.50%      (3.63)%         5.77%

Ratios to Average Net
 Assets(1):
Expenses (before expense
 offset).................       0.60%         0.59%         0.59%       0.59 %(2)      0.58%
Net investment income....       4.73%         4.84%         5.04%       4.89 %         4.83%
Supplemental Data:
Net assets, end of
 period, in thousands....    $75,332       $83,638       $95,132      $1,021           $554
Portfolio turnover
 rate....................         12%           13%            4%          5 %           20%

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley California Tax-Free Income Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley California Tax-Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Income Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 10, 2003

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 2002, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

                                     CLASS A             CLASS B             CLASS C             CLASS D
                                ------------------  ------------------  ------------------  ------------------
Tax-Exempt Income.............        $0.57               $0.55               $0.50               $0.59
Long-Term Capital Gains.......        $0.10               $0.10               $0.10               $0.10

Morgan Stanley California Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley California Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley California Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(69)                        Board and Trustee                      Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley California Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trusts; Trustee of various
                                     Van Kampen investment companies (since
                                     December 1999); previously Chief Strategic
                                     Officer of the Investment Manager and
                                     Morgan Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two                            Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center,         Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001), Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

Morgan Stanley [Logo]


37900RPT-xxxxxxx-xxx-1/03


Morgan Stanley [Logo]

[PHOTO]

Morgan Stanley
California Tax-Free
Income Fund


Annual Report
December 31, 2002